Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Effective August 1, 2013, Fidelity Advisor Series Mega Cap Fund will revise its investment objective to seek a high total return through a combination of current income and capital appreciation and will eliminate its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund will also change its name to "Fidelity Advisor Series Growth & Income Fund." Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Growth & Income Fund over time.

The following disclosure supplements the existing disclosure for Fidelity Advisor Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 54.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Advisor Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 55.

Fidelity Advisor Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

AFF-13-03  August 1, 2013
1.790697.140

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Effective August 1, 2013, Fidelity Advisor Series Mega Cap Fund will revise its investment objective to seek a high total return through a combination of current income and capital appreciation and will eliminate its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund will also change its name to "Fidelity Advisor Series Growth & Income Fund." Each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Growth & Income Fund over time.

The following disclosure supplements the existing disclosure for Fidelity Advisor Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 42.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Advisor Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 43.

Fidelity Advisor Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

AFFI-13-03  August 1, 2013
1.790698.134

Supplement to the
Fidelity Freedom® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Effective August 1, 2013, Fidelity Series Mega Cap Fund will revise its investment objective to seek a high total return through a combination of current income and capital appreciation and will eliminate its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund will also change its name to "Fidelity Series Growth & Income Fund."

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 90.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 92.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

FF-13-03  August 1, 2013
1.708110.158

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Effective August 1, 2013, Fidelity Series Mega Cap Fund will revise its investment objective to seek a high total return through a combination of current income and capital appreciation and will eliminate its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund will also change its name to "Fidelity Series Growth & Income Fund."

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 47.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 48.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

FF-13-03L  August 1, 2013
1.808379.128

Supplement to the
Fidelity Freedom K® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom K Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom K Fund from time to time. Effective August 1, 2013, Fidelity Series Mega Cap Fund will revise its investment objective to seek a high total return through a combination of current income and capital appreciation and will eliminate its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund will also change its name to "Fidelity Series Growth & Income Fund."

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 49.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 50.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

FF-K-13-03  August 1, 2013
1.900382.114